UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F COVER PAGE


Report for the Quarter Ended:  March 31, 1999

Institutional Investment Manager Filing this Report:

Name:		Foster Dykema Cabot & Co., Inc.
Address:	50 Milk Street
		Boston, MA  02109

13F File Number:	1037558

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ruth Jacobson
Title:		V.P. Administration
Phone:  	617-423-3900

Signature, Place and Date of Signing:

Ruth Jacobson		Boston, MA		May 13, 1999

Report Type:		13F Holdings Report

List of other Managers Reporting for this Manager:	0

I am signing this report as required by the Securities and Exchange Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fidelity Intermediate Gov't In                  31617K303      23424135.229 SH       SOLE                24135.229
MFS Ser Trust V Total Return F                  552981300     3343   226615 SH       SOLE                   226615
ALLTEL, Corp.                  COM              020039103      237     3800 SH       SOLE                     3800
AMP, Inc.                      COM              031897101      640    11961 SH       SOLE                    11961
Abbott Laboratories            COM              002824100      873    18650 SH       SOLE                    18650
Airtouch Communications        COM              00949T100      326     3377 SH       SOLE                     3377
Allmerica Financial Corp.      COM              019754100      507     9200 SH       SOLE                     9200
American Express               COM              025816109     4685    39790 SH       SOLE                    39790
American Home Products         COM              026609107     1109    16996 SH       SOLE                    16996
American International Group   COM              026874107     6142    50922 SH       SOLE                    50922
Ameritech Corp.                COM              030954101      214     3713 SH       SOLE                     3713
Automatic Data Processing, Inc COM              053015103      364     8800 SH       SOLE                     8800
BP Amoco, PLC                  COM                             356     3521 SH       SOLE                     3521
Bank One Corp.                 COM              06423A103      848    15407 SH       SOLE                    15407
BankAmerica Corp. (New)        COM              06605F102      282     4000 SH       SOLE                     4000
BankBoston, Corp.              COM              06605R106      493    11380 SH       SOLE                    11380
Bellsouth Corp.                COM              079860102      302     7548 SH       SOLE                     7548
Berkshire Hathaway, Inc. Cl. A COM              084670108    13066      183 SH       SOLE                      183
Berkshire Hathaway, Inc. Cl. B COM              084670207     3825     1627 SH       SOLE                     1627
Brandywine Realty Trust        COM              105368203      442    27200 SH       SOLE                    27200
Bristol-Myers Squibb Co.       COM              110122108     1217    18984 SH       SOLE                    18984
Camden Property Trust          COM              133131102      500    20200 SH       SOLE                    20200
Catellus Development Corp.     COM              149111106     1416   105859 SH       SOLE                   105859
Cedar Fair Limited Partnership COM              150185106     3767   149950 SH       SOLE                   149950
Central European Value Fund, I COM              153455100      648    70489 SH       SOLE                    70489
Chevron Corp.                  COM              166751107      314     3540 SH       SOLE                     3540
Coca-Cola Co.                  COM              191216100     2694    43900 SH       SOLE                    43900
Cohen & Steers Total Return Re COM              19247R103     1731   139200 SH       SOLE                   139200
Colgate Palmolive Co.          COM              194162103      400     4350 SH       SOLE                     4350
Costco Cos., Inc.              COM              22160Q102     4944    54000 SH       SOLE                    54000
Disney (Walt) Co.              COM              254687106     1113    35775 SH       SOLE                    35775
Dover Corp.                    COM              260003108     6334   192676 SH       SOLE                   192676
Du Pont De Nemours & Co.       COM              263534109      309     5324 SH       SOLE                     5324
Eli Lilly & Co.                COM              532457108      534     6290 SH       SOLE                     6290
Emerson Electric Co.           COM              291011104      463     8750 SH       SOLE                     8750
Equifax, Inc.                  COM              294429105      987    28710 SH       SOLE                    28710
Exxon Corp.                    COM              302290101     1434    20326 SH       SOLE                    20326
First Financial Fund, Inc.     COM              320228109       79    10800 SH       SOLE                    10800
Forrester Research             COM              346563109      275     9050 SH       SOLE                     9050
Freddie Mac                    COM              313400301     6377   111270 SH       SOLE                   111270
GPU, Inc.                      COM              36225X100      504    13500 SH       SOLE                    13500
GTE Corp.                      COM              362320103      253     4184 SH       SOLE                     4184
Gannett Co.                    COM              364730101      851    13510 SH       SOLE                    13510
General Electric Co.           COM              369604103     7086    64058 SH       SOLE                    64058
Genzyme Corp.                  COM              372917104      504    10000 SH       SOLE                    10000
Gillette Co.                   COM              375766102     5181    87162 SH       SOLE                    87162
Harcourt General, Inc.         COM              41163G101      204     4600 SH       SOLE                     4600
Hewlett Packard Co.            COM              428236103      209     3082 SH       SOLE                     3082
J.P. Morgan & Company          COM              616880100      247     2000 SH       SOLE                     2000
Johnson & Johnson              COM              478160104     3530    37754 SH       SOLE                    37754
Leucadia National Corp.        COM              527288104      354    11700 SH       SOLE                    11700
Lincoln Electric Holding Inc   COM              533900106     1103    59200 SH       SOLE                    59200
Loews, Corp.                   COM              540424108      530     7100 SH       SOLE                     7100
Lucent Technologies            COM              549463107      520     4818 SH       SOLE                     4818
MGI Properties                 COM              552885105      610    22300 SH       SOLE                    22300
Manpower, Inc.                 COM              56418H100     2017    86300 SH       SOLE                    86300
Merck & Co.                    COM              589331107      760     9486 SH       SOLE                     9486
Minnesota Mining & Manuf. (3M) COM              604059105      608     8597 SH       SOLE                     8597
Mobil Oil Corp.                COM              607059102      370     4210 SH       SOLE                     4210
Montana Power Co.              COM              612085100      222     3020 SH       SOLE                     3020
Montgomery Emerging Markets    COM                             214     6627 SH       SOLE                     6627
Morton International, Inc.     COM              619335102      278     7575 SH       SOLE                     7575
Pepsico, Inc.                  COM              713448108      360     9195 SH       SOLE                     9195
Pfizer, Inc.                   COM              717081103      638     4595 SH       SOLE                     4595
Pitney Bowes, Inc.             COM              724479100      484     7600 SH       SOLE                     7600
Procter & Gamble Co.           COM              742718109     1940    19804 SH       SOLE                    19804
Progressive Corp.              COM              743315103     2095    14600 SH       SOLE                    14600
RailTex                        COM              750766107      288    25280 SH       SOLE                    25280
Royal Dutch Petroleum          COM              780257705      377     7248 SH       SOLE                     7248
S&P Depository Receipts        COM              78462F103      402     3135 SH       SOLE                     3135
SBC Communications, Inc.       COM              78387G103      257     5440 SH       SOLE                     5440
SSGA Emerging Markets Fund     COM              784924789     1128   130079 SH       SOLE                   130079
Sara Lee Corp.                 COM              803111103      337    13600 SH       SOLE                    13600
Schering-Plough Corp.          COM              806605101      372     6729 SH       SOLE                     6729
Schlumberger Ltd.              COM              806857108      477     7918 SH       SOLE                     7918
Schroder Equity Partners       COM                             520   326265 SH       SOLE                   326265
Servicemaster Company          COM              81760N109     9188   452332 SH       SOLE                   452332
Smithkline Beecham - Ordinary  COM              832378301      366     5120 SH       SOLE                     5120
Sprint, Corp. (FON Group)      COM              852061100      373     3800 SH       SOLE                     3800
Star Bay Partners II-Public Eq COM                             513   400000 SH       SOLE                   400000
T. Rowe Price New Horizons Fun COM              779562107      203     9368 SH       SOLE                     9368
Templeton Foreign Equity Fund  COM              880210505      933    51700 SH       SOLE                    51700
Tenet Healthcare Corp.         COM              88033G100      280    14800 SH       SOLE                    14800
Time Warner Inc.               COM              887315109      255     3600 SH       SOLE                     3600
Tweedy Browne Global Value Fun COM              901165100     3622   200336 SH       SOLE                   200336
Walmart Stores Inc.            COM              931142103      729     7910 SH       SOLE                     7910
Warner-Lambert Company         COM              934488107      318     4800 SH       SOLE                     4800
Washington Post "B"            COM              939640108      209      400 SH       SOLE                      400
Wells Fargo & Co. (New)        COM              949746101     4137   118000 SH       SOLE                   118000